OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Depreciation of premises and equipment	$ 636,376	$ 560,596	$ 466,179
Depreciation of right-of-use assets	229,665	212,861	190,819
Amortization of intangible assets	212,317	175,991	198,169
Impairment of other assets, net	46,501	31,127	65,391
Total impairment, depreciation and amortization	1,124,859	980,575	920,558
Impairment of property and equipment	4,480	3,536
Banking Colombia
OPERATING EXPENSES
Impairment of other assets, net	45,122	24,187	38,632
Banking Panama
OPERATING EXPENSES
Impairment of other assets, net	5,290	12,599	17,962
Banking Guatemala
OPERATING EXPENSES
Impairment of other assets, net	8,929	12,101	7,554
All other segments
OPERATING EXPENSES
Impairment of other assets, net	4,713	1,803	848
International Banking
OPERATING EXPENSES
Impairment of other assets, net	1,730	314
Banking El Salvador
OPERATING EXPENSES
Impairment of other assets, net	$ (19,283)	$ (19,877)	$ 395